Condensed Consolidated Statements of Shareholders' Equity (Deficit) / Members' Equity (Deficit) and Temporary Equity (Unaudited) - USD ($) $ in Thousands		Total	Series A Preferred Stock	Series B Preferred Stock	Common Class A	Common Class B	Total flyExclusive stockholders’ equity (deficit)	Total flyExclusive stockholders’ equity (deficit) Series A Preferred Stock	Total flyExclusive stockholders’ equity (deficit) Series B Preferred Stock	Common Stock Common Class A	Common Stock Common Class B	LGM Enterprises, LLC members' deficit	Additional paid-in capital	Additional paid-in capital Series B Preferred Stock	Accumulated other comprehensive loss	Accumulated deficit	Accumulated deficit Series A Preferred Stock	Accumulated deficit Series B Preferred Stock	Noncontrolling Interests
Ending balance at Dec. 31, 2022		$ 0
Beginning balance at Dec. 31, 2021		49,687					$ (11,715)					$ (11,737)			$ 22				$ 61,402
Permanent Equity
Contributions from non controlling interests		24,627					10,078					10,078							14,549
Distributions to non controlling interests		(22,254)					(9,037)					(9,037)							(13,217)
Unrealized gains on available-for-sale securities		(476)
Change in redemption value of redeemable noncontrolling interest		0
Net Income (loss)		(4,650)					5,550					6,048			(498)				(10,200)
Ending balance (in shares) at Dec. 31, 2022					0	0
Ending balance at Dec. 31, 2022		47,417					(5,117)					(4,641)			(476)				52,534
Permanent Equity
Contributions from non controlling interests		7,823					115					115							7,708
Distributions to non controlling interests		(24,692)					(21,619)					(21,619)							(3,073)
Other comprehensive income		90					90								90
Net Income (loss)	[1]	(11,706)					(9,169)					(9,169)							(2,537)
Ending balance at Mar. 31, 2023		18,932					(35,700)					(35,314)			(386)				54,632
Beginning balance at Dec. 31, 2022		0
Beginning balance (in shares) at Dec. 31, 2022					0	0
Beginning balance at Dec. 31, 2022		47,417					(5,117)					(4,641)			(476)				52,534
Permanent Equity
Unrealized gains on available-for-sale securities		(335)
Change in redemption value of redeemable noncontrolling interest		0
Ending balance at Sep. 30, 2023		(19,586)					(52,720)					(51,909)			(811)				33,134
Beginning balance at Dec. 31, 2022		0
Ending balance at Dec. 27, 2023		(42,431)
Beginning balance (in shares) at Dec. 31, 2022					0	0
Beginning balance at Dec. 31, 2022		47,417					(5,117)					(4,641)			(476)				52,534
Permanent Equity
Contributions from non controlling interests		13,500					3,959					3,959							9,541
Distributions to non controlling interests		(61,630)					(40,251)					(40,251)							(21,379)
Unrealized gains on available-for-sale securities		156					156								156
Beginning balance at Dec. 31, 2022		0
Ending balance at Dec. 31, 2023		(35,525)
Temporary equity, ending balance at Dec. 31, 2023			$ 0	$ 0
Beginning balance (in shares) at Dec. 31, 2022					0	0
Beginning balance at Dec. 31, 2022		47,417					(5,117)					(4,641)			(476)				52,534
Permanent Equity
Unrealized gains on available-for-sale securities		407
Change in redemption value of redeemable noncontrolling interest		(5,826)
Ending balance (in shares) at Dec. 31, 2023					16,647,529	59,930,000				16,647,529	59,930,000
Ending balance at Dec. 31, 2023		70,855					46,461			$ 2	$ 6		$ 126,978		(69)	$ (80,456)			24,394
Beginning balance at Mar. 31, 2023		18,932					(35,700)					(35,314)			(386)				54,632
Permanent Equity
Contributions from non controlling interests		853					210					210							643
Distributions to non controlling interests		(12,391)					(5,713)					(5,713)							(6,678)
Other comprehensive income		(73)					(73)								(73)
Net Income (loss)		5,825					7,547					7,547							(1,722)
Ending balance at Jun. 30, 2023		13,146					(33,729)					(33,270)			(459)				46,875
Permanent Equity
Contributions from non controlling interests		926					69					69							857
Distributions to non controlling interests		(8,736)					(3,960)					(3,960)							(4,776)
Unrealized gains on available-for-sale securities		(352)
Other comprehensive income		(352)					(352)								(352)
Limited Liability Company (LLC), Exchanges of aircraft ownership interests		0					7,319					7,319							(7,319)
Net Income (loss)		(24,570)					(22,067)					(22,067)							(2,503)
Ending balance at Sep. 30, 2023		(19,586)					(52,720)					$ (51,909)			(811)				33,134
Beginning balance at Dec. 27, 2023		(42,431)
Temporary Equity
Accretion of Redeemable non controlling interest to redemption amount		5,826
Net Income (loss)	[2]	1,080
Ending balance at Dec. 31, 2023		(35,525)
Temporary equity, ending balance at Dec. 31, 2023			0	0
Permanent Equity
Unrealized gains on available-for-sale securities		251					251								251
Change in redemption value of redeemable noncontrolling interest		(5,826)					(5,826)						(5,826)
Net Income (loss)	[2]	207					299									299			(92)
Ending balance (in shares) at Dec. 31, 2023					16,647,529	59,930,000				16,647,529	59,930,000
Ending balance at Dec. 31, 2023		70,855					46,461			$ 2	$ 6		126,978		(69)	(80,456)			24,394
Temporary Equity
Issuance of Series A Preferred stock			20,361
Accretion of Redeemable non controlling interest to redemption amount		192,364
Dividends payable on Series A Preferred temporary equity			(188)
Amortization of discount on Series A Preferred temporary equity			97
Net Income (loss)		(21,699)
Ending balance at Mar. 31, 2024		135,140
Temporary equity, ending balance at Mar. 31, 2024			20,646	0
Permanent Equity
Contributions from non controlling interests		157																	157
Distributions to non controlling interests		(2,455)																	(2,455)
Acquisitions of non controlling interests		(3,418)					(1,984)						(1,984)						(1,434)
Unrealized gains on available-for-sale securities		(169)					(169)								(169)
Issuance of Class A common stock upon conversion of Bridge Notes (in shares)										277,447
Exchange of warrants for Class A common stock		371					371						371
Issuance of Class A common stock upon cashless exercise of warrants (in shares)										967,045
Issuance of Class A common stock upon cashless exercise of warrants		4,302					4,302						4,302
Issuance of Series A Preferred stock		0
Change in redemption value of redeemable noncontrolling interest		(192,364)					(192,364)						(129,667)			(62,697)
Dividends payable on Series A Preferred temporary equity		(188)					(188)									(188)
Amortization of discount on Series A Preferred temporary equity		(97)					(97)									(97)
Net Income (loss)		(11,291)					(5,841)									(5,841)			(5,450)
Ending balance (in shares) at Mar. 31, 2024										17,892,021	59,930,000
Ending balance at Mar. 31, 2024		(134,297)					(149,509)			$ 2	$ 6		0		(238)	(149,279)			15,212
Beginning balance at Dec. 31, 2023		(35,525)
Temporary Equity
Amortization of discount on Series A Preferred temporary equity			611
Ending balance at Sep. 30, 2024		135,033
Temporary equity, ending balance at Sep. 30, 2024			22,618	14,024
Beginning balance (in shares) at Dec. 31, 2023					16,647,529	59,930,000				16,647,529	59,930,000
Beginning balance at Dec. 31, 2023		70,855					46,461			$ 2	$ 6		126,978		(69)	(80,456)			24,394
Permanent Equity
Unrealized gains on available-for-sale securities		179
Issuance of Class A common stock upon cashless exercise of warrants (in shares)										967,045
Change in redemption value of redeemable noncontrolling interest		(231,273)
Ending balance (in shares) at Sep. 30, 2024					18,199,586	59,930,000				18,199,586	59,930,000
Ending balance at Sep. 30, 2024		(180,705)					(192,020)			$ 2	$ 6		9,453		109	(201,590)			11,315
Beginning balance at Mar. 31, 2024		135,140
Temporary Equity
Accretion of Redeemable non controlling interest to redemption amount		(5,657)
Dividends payable on Series A Preferred temporary equity			(631)
Amortization of discount on Series A Preferred temporary equity			341
Net Income (loss)		(20,501)
Ending balance at Jun. 30, 2024		108,982
Temporary equity, ending balance at Jun. 30, 2024			21,618	0
Beginning balance (in shares) at Mar. 31, 2024										17,892,021	59,930,000
Beginning balance at Mar. 31, 2024		(134,297)					(149,509)			$ 2	$ 6		0		(238)	(149,279)			15,212
Permanent Equity
Contributions from non controlling interests		103																	103
Distributions to non controlling interests		(3,734)																	(3,734)
Acquisitions of non controlling interests		3,205					261						256			5			2,944
Unrealized gains on available-for-sale securities		(24)					(24)								(24)
Issuance of Class A common stock upon cashless exercise of warrants (in shares)										7,565
Issuance of Class A common stock upon cashless exercise of warrants		35					35						35
Change in redemption value of redeemable noncontrolling interest		5,657					5,657						(291)			5,948
Dividends payable on Series A Preferred temporary equity		(631)					(631)									(631)
Amortization of discount on Series A Preferred temporary equity		(341)					(341)									(341)
Net Income (loss)		(7,353)					(5,153)									(5,153)			(2,200)
Ending balance (in shares) at Jun. 30, 2024										17,899,586	59,930,000
Ending balance at Jun. 30, 2024		(137,380)					(149,705)			$ 2	$ 6		0		(262)	(149,451)			12,325
Temporary Equity
Issuance of Series A Preferred stock				13,526
Accretion of Redeemable non controlling interest to redemption amount		44,566
Dividends payable on Series A Preferred temporary equity			(827)	(451)
Amortization of discount on Series A Preferred temporary equity			173
Amortization of discount on Series B Preferred temporary equity				47
Net Income (loss)		(18,515)
Ending balance at Sep. 30, 2024		135,033
Temporary equity, ending balance at Sep. 30, 2024			22,618	14,024
Permanent Equity
Contributions from non controlling interests		6,068																	6,068
Distributions to non controlling interests		(7,731)																	(7,731)
Acquisitions of non controlling interests		0					0						0
Unrealized gains on available-for-sale securities		371					371								371
Issuance of Series A Preferred stock				10,603										$ 10,603
Change in redemption value of redeemable noncontrolling interest		(45,517)					(45,517)						(1,103)			(44,414)
Dividends payable on Series A Preferred temporary equity			(827)	(451)				$ (827)	$ (451)								$ (827)	$ (451)
Amortization of discount on Series B Preferred temporary equity				$ (47)					$ (47)					$ (47)
Amortization of discount on Series A Preferred temporary equity			$ (173)					$ (173)									$ (173)
Net Income (loss)		(5,621)					(6,274)									(6,274)			653
Ending balance (in shares) at Sep. 30, 2024					18,199,586	59,930,000				18,199,586	59,930,000
Ending balance at Sep. 30, 2024		$ (180,705)					$ (192,020)			$ 2	$ 6		$ 9,453		$ 109	$ (201,590)			$ 11,315

[1]	The Merger occurred on December 27, 2023. During the pre-Merger period, net loss was attributable to LGM Enterprises, LLC and its noncontrolling interests.
[2]	The Merger occurred on December 27, 2023. As a result, net loss for the year ended December 31, 2023 was attributed to the pre-Merger period from January 1, 2023 through December 27, 2023 and to the post-Merger period from December 28, 2023 through December 31, 2023. During the pre-Merger period, net loss was attributable to LGM Enterprises, LLC and its noncontrolling interests. During the post-Merger period, net income was attributable to flyExclusive, Inc. and its noncontrolling interests and redeemable noncontrolling interest. Refer to the table below for the attribution of net income (loss) to controlling interests (LGM Enterprises, LLC for the pre-Merger period and flyExclusive, Inc. for the post-Merger period), noncontrolling interests, and redeemable noncontrolling interest during the pre-Merger and post-Merger periods.

(In thousands)	Controlling Interests	Noncontrolling Interests	Redeemable noncontrolling interest	Total
Net loss of LGM Enterprises, LLC attributed to the pre-Merger period from January 1, 2023 through December 27, 2023	$(47,134)	$(8,891)	$—	$(56,025)
Net income (loss) of flyExclusive, Inc. attributed to the post-Merger period from December 28, 2023 through December 31, 2023.	299	(92)	1,080	1,287
Total net income (loss) for the year ended December 31, 2023	$(46,835)	$(8,983)	$1,080	$(54,738)